Summary of Significant Accounting Policies (Details 2) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total common stock equivalents excluded from diluted net loss per share	20,395,326	27,551,904	31,102,904	27,595,104
Stock Options [Member]
Total common stock equivalents excluded from diluted net loss per share	16,068,326	12,447,326	16,093,326	12,553,326
Warrants [Member]
Total common stock equivalents excluded from diluted net loss per share	4,285,000	5,690,378	5,595,378	5,690,378
Convertible Debt [Member]
Total common stock equivalents excluded from diluted net loss per share	42,000	9,414,200	9,414,200	9,351,400